Inventory (table) (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Inventory Disclosure [Abstract]
Finished products	$ 445,278	$ 406,164	$ 390,754
In process	18,107	24,451	21,680
Raw material and supplies	149,359	139,045	132,690
Total	612,744	569,660	545,124
Inventory, LIFO Reserve	133,014	137,227	89,888
Total Inventories	$ 479,730	$ 432,433	$ 455,236